SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Working capital	$ 104,912		$ 44,444	$ 44,444
Cash flows from operating activities	(26,419)	$ 10,959		29,740	$ 45,356
Accumulated deficit	$ 647,375		639,291	639,291	$ 609,551
National Holdings Investments Ltd [Member]
Working capital			36,140	36,140
Cash flows from operating activities			13,235
Accumulated deficit			$ 30,873	$ 30,873